Income Tax - Summary of Unrecognized Deferred Tax Assets Related to Loss Carry-forward, Investment Credits and Deductible Temporary Differences (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Loss carry-forward	$ 2,464,350	$ 75,156	$ 1,759,044
Investment credits			77,436
Deductible temporary differences	317,282	9,676	210,897
Unrecognized deferred tax assets	$ 2,781,632	$ 84,832	$ 2,047,377